RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2018 and 2017, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2018 and 2017, are as follows:

		2018
			Fund Management Fee
	Gross Fund	Asset Management	net of Asset Management
	Management Fee	and Reporting Fee	and Reporting Fee

Series 20	$19,821	$2,617	$17,204
Series 21	7,654	2,051	5,603
Series 22	29,212	1,100	28,112
Series 23	22,224	1,750	20,474
Series 24	50,352	4,669	45,683
Series 25	11,374	1,692	9,682
Series 26	76,308	3,841	72,467
Series 27	41,073	10,760	30,313
Series 28	35,376	2,000	33,376
Series 29	80,369	19,387	60,982
Series 30	54,481	50,954	3,527
Series 31	81,582	1,500	80,082
Series 32	99,208	19,500	79,708
Series 33	63,077	32,340	30,737
Series 34	49,462	6,200	43,262
Series 35	56,268	8,859	47,409
Series 36	30,504	1,910	28,594
Series 37	46,143	8,018	38,125
Series 38	72,936	10,700	62,236
Series 39	5,130	-	5,130
Series 40	111,663	11,475	100,188
Series 41	197,680	13,663	184,017
Series 42	158,605	23,102	135,503
Series 43	219,297	24,795	194,502
Series 44	231,301	28,120	203,181
Series 45	281,324	28,996	252,328
Series 46	209,196	26,666	182,530

	$2,341,620	$346,665	$1,994,955

		2017
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee

Series 20	$24,843	$1,367	$23,476
Series 21	10,872	2,051	8,821
Series 22	29,208	1,100	28,108
Series 23	37,362	5,080	32,282
Series 24	50,352	10,067	40,285
Series 25	23,736	7,360	16,376
Series 26	93,076	5,341	87,735
Series 27	116,442	16,630	99,812
Series 28	44,679	23,000	21,679
Series 29	82,187	7,655	74,532
Series 30	69,684	10,216	59,468
Series 31	134,262	13,000	121,262
Series 32	163,266	18,460	144,806
Series 33	65,592	8,670	56,922
Series 34	70,741	29,315	41,426
Series 35	93,350	49,903	43,447
Series 36	46,580	41,910	4,670
Series 37	117,308	10,518	106,790
Series 38	130,774	27,354	103,420
Series 39	56,801	4,200	52,601
Series 40	137,464	11,425	126,039
Series 41	224,592	27,952	196,640
Series 42	171,480	19,180	152,300
Series 43	230,772	40,748	190,024
Series 44	239,076	32,904	206,172
Series 45	282,759	59,598	223,161
Series 46	236,084	28,475	207,609

	$2,983,342	$513,479	$2,469,863

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2018 and 2017, total fund management fees accrued were $29,275,035 and $39,156,659, respectively.

The fund management fees paid for the years ended March 31, 2018 and 2017, are as follows:

	2018	2017

Series 20	$42,000	$-
Series 21	258,000	150,000
Series 22	-	-
Series 23	1,178,511	-
Series 24	50,352	50,352
Series 25	11,374	23,736
Series 26	76,308	93,076
Series 27	41,073	116,442
Series 28	35,376	44,679
Series 29	-	181,500
Series 30	75,500	-
Series 31	81,582	134,262
Series 32	1,946,803	756,790
Series 33	950	900,000
Series 34	430,691	319,000
Series 35	608,250	2,035,603
Series 36	798,009	571,611
Series 37	1,576,709	575,000
Series 38	1,570,687	635,421
Series 39	938,915	677,774
Series 40	382,652	315,722
Series 41	590,329	100,000
Series 42	158,605	2,312,520
Series 43	75,500	2,520,094
Series 44	-	-
Series 45	-	-
Series 46	224,177	-

	$11,152,353	$12,513,582

An affiliate of the general partner of the Fund has advanced funds to pay some operating expenses of the fund, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable to affiliates. The total advances as of March 31, 2018 and 2017, are as follows:

	2018	2017

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	220,455
Series 40	-	-
Series 41	-	-
Series 42	-	-
Series 43	-	-
Series 44	220,238	206,053
Series 45	-	54,659
Series 46	-	-

	$220,238	$481,167

During the year ended March 31, 2018, $14,185 for Series 44 was advanced to the Fund by an affiliate of the general partner. In addition $220,455 for Series 39 and $54,659 for Series 45 was paid by the Fund to an affiliate of the general partner. During the year ended March 31, 2017, $14,262 and $16,568 for Series 44 and Series 45, respectively, was advanced to the Fund by an affiliate of the general partner. In addition $133,578 for Series 34 was paid by the Fund to an affiliate of the general partner. All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Fund's interests in Operating Partnerships.

During the years ended March 31, 2018 and 2017, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2018	2017

Series 20	$15,347	$16,622
Series 21	39,308	13,370
Series 22	13,968	14,832
Series 23	14,966	16,444
Series 24	14,181	14,350
Series 25	44,888	15,309
Series 26	16,807	18,547
Series 27	13,862	40,226
Series 28	15,689	16,420
Series 29	16,149	17,578
Series 30	14,096	14,993
Series 31	16,187	18,151
Series 32	16,115	17,965
Series 33	13,619	14,218
Series 34	14,572	15,394
Series 35	14,339	15,420
Series 36	13,109	13,183
Series 37	12,950	13,591
Series 38	13,673	14,212
Series 39	41,394	13,065
Series 40	14,322	15,081
Series 41	15,980	16,909
Series 42	15,406	16,382
Series 43	16,806	18,397
Series 44	14,185	14,621
Series 45	19,556	20,809
Series 46	15,665	16,678

	$487,139	$452,767

Accounts payable - affiliates at March 31, 2018 and 2017 represents general and administrative expenses, fund management fees, and commissions which are payable to Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, Boston Capital Services, Inc., and Boston Capital Asset Management Limited Partnership.